Document and Entity Information	Aug. 14, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 14, 2025
Entity File Number	001-42431
Entity Registrant Name	zSpace, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2284050
Entity Address State Or Province	CA
Entity Address, Address Line One	55 Nicholson Lane
Entity Address, City or Town	San Jose
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	498-4050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	ZSPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001637147
Amendment Flag	false